Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	WiMi Hologram Cloud Inc.
Trading Symbol	WIMI
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001770088
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39257
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room#1508, 4th Building
Entity Address, Address Line Two	Zhubang 2000 Business Center, No. 97, Balizhuang Xili
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
Title of 12(b) Security	American depositary shares, each ADS represents two Class B ordinary shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	711
Auditor Name	Friedman LLP
Auditor Location	New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	Room#1508, 4th Building
Entity Address, Address Line Two	Zhubang 2000 Business Center, No. 97, Balizhuang Xili
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
Contact Personnel Name	Shuo Shi
Local Phone Number	10-5338-4913
City Area Code	+86
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	20,115,570
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	176,300,513